Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 791	$ 832
Prepaid inventory	175	175
Other	245	203
Prepaid expenses and other current assets	$ 1,211	$ 1,210